BURLINGTON COAT FACTORY WAREHOUSE CORPORATION
1830 Route 130
Burlington, NJ 08016

August 12, 2004

Securities and Exchange Commission
Office of Filings, Information and
     Consumer Service
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Burlington Coat Factory Warehouse Corporation (File No. 1-8739)

Dear Sir or Madam:

     I forward herewith for filing the Annual Report on Form 10-K of Burlington Coat Factory Warehouse Corporation (the "Company") for its fiscal year ended May 29, 2004.

     The Company's annual report contains no change in accounting principles or practices from the previous fiscal year and no change in the method of applying any such principles or practices.

     If you have any question, please do not hesitate to contact the undersigned at (609) 387-7800, ext. 2022.

Very truly yours, /s/ Paul C. Tang Paul C. Tang Executive Vice President and General Counsel